Geographic information - Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long-lived assets	$ 59,291,578	$ 63,232,874
Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Long-lived assets	$ 10,005,969	$ 9,995,971
China | Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	16.90%	15.80%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 9,104,327	$ 9,654,045
United States | Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	15.40%	15.30%
Other countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 40,181,282	$ 43,582,858
Other countries | Geographic concentration risk | Long-lived assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	67.70%	68.90%